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STRATEGIC GROWTH
LARGE-CAP
PORTFOLIO 99-1

(A UNIT INVESTMENT TRUST)

- CAPITAL APPRECIATION

- LIQUIDITY

- REINVESTMENT

- ROLLOVER OPTIONS

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE UNITS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN UNITS OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MORGAN STANLEY DEAN WITTER
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SUMMARY OF ESSENTIAL INFORMATION
AS OF APRIL 19, 1999

SIZE OF OFFERING
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
Aggregate Value of Securities......  $241,716.46
Number of Units....................       25,000
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PRICE
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
Public Offering Price Per Unit
  (including sales charge).....          $9.7515
Minimum Purchase: $1,000
  ($100 for IRAs)
Public Offering Price Per 100
  Units (including sales
  charge)......................          $975.15
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RECORD DATES
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December 1, 1999 and July 24, 2000

DISTRIBUTION DATES
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December 15, 1999 and July 31, 2000

TERMINATION DATE
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July 24, 2000

SALES CHARGE
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The sales charge is 2.90% of the Public Offering Price, of which $20 per 100 units is deferred. The deferred sales charge generally is paid from the proceeds of securities sold each month commencing July 30, 1999 ($2.50 per 100 units per month for 8 months). Volume discounts begin on orders of $25,000 or more.
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
TRUSTEE                      SPONSOR
The Chase Manhattan          Dean Witter Reynolds Inc.
 Bank                        2 World Trade Center
270 Park Avenue              New York, New York 10048
New York, New York 10017
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    MORGAN STANLEY DEAN WITTER IS A SERVICE MARK OF MORGAN STANLEY DEAN WITTER &
    CO.
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A NEW APPROACH TO GROWTH STOCK INVESTING

SELECT EQUITY TRUSTS

Achieving financial success in today's dynamic marketplace depends on SELECTING the right strategy. As new opportunities emerge, sparked by changing business trends, investing must be geared to capitalize on them. The purchase of a professionally selected "basket" of growth stocks can help minimize the risks associated with investing in individual securities.

THE STRATEGIC GROWTH LARGE-CAP PORTFOLIO 99-1

Identifying stocks with the potential for above average increases in price appreciation, without significantly increasing your risk, is a challenge posed by the growth style of investing. The STRATEGIC GROWTH LARGE-CAP PORTFOLIO is a Unit Investment Trust combining a disciplined investment approach with an exclusive Stock Selection Model.

AN EXCLUSIVE STRATEGY FOR SELECTING GROWTH

Through technical screening of the S&P 500 Index*, the Selection Model uses analysts' estimates to quantify the upward trends in earnings and price momentum. The common stocks of 15 large-cap growth companies with above average capital appreciation potential for the next twelve months are chosen for the Trust's portfolio.

SHORT-TERM LIFE

The Trust will terminate in approximately one year. The portfolio will then either be liquidated or distributed to unitholders in-kind at their election. You may, of course, sell or redeem your units prior to the Trust's termination.

REINVESTMENT OPTION

Investors may elect to have distributions automatically reinvested in additional units of the Trust subject to the then-remaining deferred sales charge.

NO TURNOVER

The Trust typically has no turnover during its life. Unitholders know exactly where their money is invested. Managed investment portfolios may have very high turnover rates over a one-year period.

LIQUIDITY

All or a portion of your units may be liquidated at any time, based on net asset value (including deduction for any unpaid deferred sales charge). The price you receive will reflect market conditions and could be more or less than the price originally paid. Investors may at termination choose to receive their share of the Trust's actual underlying securities.

NO MARKET TIMING

The STRATEGIC GROWTH LARGE-CAP PORTFOLIO leaves "emotional trading" behind by focusing and buying a portfolio of 15 large-cap S&P 500 Index stocks. Due to the Trust's "buy and hold" strategy, an investor's money is generally invested at all times. Managed investment vehicles buy and sell securities and may have a sizable percentage of assets in cash.

ROLLOVER OPTIONS

Investors, in connection with the Trust's termination, may elect to roll over their investment into units of a new series, if offered, subject only to the deferred sales charge. There are two rollover options available to unitholders:

(1) The TAX-DEFERRED ROLLOVER feature enables investors to defer any capital gains on stocks which are carried over into the next portfolio

(2) Investors holding qualified accounts (e.g., IRA-2000), or those preferring not to defer tax consequences, may elect the TRADITIONAL, NON-TAX DEFERRED ROLLOVER.

RISKS AND OTHER CONSIDERATIONS

An investment in units of a Trust should be made with an understanding of the risks of investing in a fixed portfolio of common stocks, chosen at the time of the Trust's formation, which is not expected to change over the life of the Trust, including: price fluctuation, volatility, and increased risks inherent in equity securities such as the Trust's, which are chosen based on growth and price momentum. Your risk is increased because your capital may be considered to be concentrated in stock of companies in the retail industry. Although each Trust is a one-year investment, the strategy is long-term and investors should consider reinvesting in successive trusts. Unless held in an IRA or other tax-advantaged account, there may be current tax consequences associated with this investment.

This investment is not appropriate for those investors not willing to assume the increased risks of a growth strategy, nor for those seeking preservation of capital or current income. It is not designed to be a complete equity investment program.

FOR A COPY OF THE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES, EXPENSES AND RISKS, CONTACT YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

*"S&P 500" IS AN INDEX OF 500 STOCKS COMPILED BY STANDARD & POOR'S AND A TRADEMARK OF THE MCGRAW- HILL COMPANIES, INC. THE TRUST IS NOT SPONSORED, MANAGED, SOLD OR PROMOTED BY STANDARD & POOR'S.
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SCHEDULE OF PORTFOLIO SECURITIES

MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST STRATEGIC GROWTH LARGE-CAP PORTFOLIO 99-1
ON DATE OF DEPOSIT, APRIL 19, 1999

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
                                                          PROPORTIONATE     PERCENTAGE OF
                                                          RELATIONSHIP        AGGREGATE      PRICE PER
PORTFOLIO                                     NUMBER OF  BETWEEN NO. OF    MARKET VALUE OF   SHARE TO
NO.  NAME OF ISSUER                            SHARES        SHARES             TRUST          TRUST
---- ---------------------------------------  ---------  ---------------   ---------------   ---------
 1.  America Online, Inc.                          139         4.04%              6.67%      $116.0000
 2.  Amgen Inc.                                    260         7.56               6.55        60.9375
 3.  Corning Inc.                                  267         7.76               6.64        60.1250
 4.  Costco Companies, Inc.                        208         6.05               6.71        78.0000
 5.  Dayton Hudson Corporation                     259         7.53               6.83        63.7500
 6.  FDX Corporation                               152         4.42               6.63       105.5000
 7.  Gap Inc.                                      253         7.35               6.66        63.6250
 8.  Georgia-Pacific Group                         179         5.20               6.68        90.1875
 9.  Intel Corporation                             289         8.40               6.64        55.5000
10.  KLA-Tencor Corporation                        329         9.56               6.65        48.8750
11.  Lucent Technologies Inc.                      305         8.87               6.61        52.3750
12.  PECO Energy Company                           346        10.06               6.74        47.0625
13.  Tellabs, Inc.                                 164         4.77               6.69        98.6250
14.  United Technologies Corporation               109         3.17               6.57       145.7500
15.  Wal-Mart Stores, Inc.                         181         5.26               6.72        89.7500
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                                                 3,440
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